Cover	Nov. 15, 2024
Cover [Abstract]
Entity Registrant Name	GURU APP FACTORY CORP.
Entity Central Index Key	0001989788
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Nov. 15, 2024
Entity Ex Transition Period	false
Entity File Number	333-274641
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-1726952
Entity Address Address Line 1	74 Norfolk House Rd
Entity Address City Or Town	London
Entity Address Postal Zip Code	SW16 1JH
City Area Code	4479
Local Phone Number	44544871
Entity Address Country	GB
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false